Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Other assets | Equity Method Investee
Related Party Transaction [Line Items]
Related Party Receivables	$ 3,874	$ 0
Other assets | TMWH, TIG GP, and TIG MGMT
Related Party Transaction [Line Items]
Related Party Receivables	2,720	1,161
Fees receivable, net | Fees receivable, net | Equity Method Investee
Related Party Transaction [Line Items]
Related Party Receivables	19	0
TRA Liability | Non-Controlling Interest Holders, Tax Receivable Agreements
Related Party Transaction [Line Items]
Related Party Payables	(13,300)	0
Earn-out liability, at fair value | TWMH, TIG GP, and TIG MGMT Members and Alvarium Shareholders, Earn-Out
Related Party Transaction [Line Items]
Related Party Payables	(120,967)	0
Accounts payable and accrued expenses | Equity Method Investee
Related Party Transaction [Line Items]
Related Party Payables	(177)	0
Earn-in consideration payable | Equity Method Investee
Related Party Transaction [Line Items]
Related Party Payables	$ (726)	$ 0